Leases (Tables)	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2014	$ 100,198
2015	83,118
2016	54,518
2017	13,708
2018	770
2019 and thereafter	—

Total minimum revenue, net of commissions	$ 252,312

Future Minimum Commitments under Chartered-in Vessels, net of Commissions

Amount
2014	$ 184
2015	115
2016	16

Total	$ 315

Future Minimum Commitments for Office Space, net of Commissions

Amount
2014	$ 618
2015	583
2016	360
2017	197
2018	112
2019 and thereafter	100

Total	$ 1,970